UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227

Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 178.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 2.0%
$750	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	$819,202
		$819,202
Hospital — 10.0%
$850	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$764,949
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	344,883
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,470,915
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	789,697
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	792,024
		$4,162,468
Insured-Electric Utilities — 7.7%
$3,345	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,189,625
		$3,189,625
Insured-Escrowed/Prerefunded — 25.4%
$1,750	Philadelphia, (FSA), Prerefunded to 3/15/11, 5.00%, 9/15/31 (1)	$1,841,886
1,200	Philadelphia Authority for Industrial Development, Lease Revenue, (FSA), Prerefunded to 10/1/11, 5.25%, 10/1/30	1,289,460
1,750	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27 (1)	1,868,581
1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	1,283,108
2,450	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	2,676,407
270	Southcentral General Authority, (Wellspan Health), (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	278,664
1,230	Southcentral General Authority, (Wellspan Health), (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,315,522
		$10,553,628
Insured-General Obligations — 23.6%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,709,317
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	506,265
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	1,013,680
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	302,290
1,000	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	998,590
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21 (2)	1,329,571
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,186,155
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,008,090
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	616,539
1,060	Upper Clair Township School District, (FSA), Prerefunded to 7/15/12, 5.00%, 7/15/32	1,125,296
		$9,795,793
Insured-Hospital — 6.3%
$1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35 (1)	$1,601,086
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,004,620
		$2,605,706

Insured-Lease Revenue/Certificates of Participation — 2.9%
$1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,198,683
		$1,198,683
Insured-Private Education — 18.6%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$997,320
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,324,779
1,735	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	1,736,162
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,661,722
		$7,719,983
Insured-Public Education — 14.8%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$522,605
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,427,216
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	941,550
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/37	502,370
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	512,770
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	382,222
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	886,392
		$6,175,125
Insured-Sewer Revenue — 11.1%
$1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	$920,220
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	720,845
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	620,943
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	860,535
1,500	University Area Joint Authority, (MBIA), 5.00%, 11/1/26	1,513,185
		$4,635,728
Insured-Special Tax Revenue — 16.8%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,294,755
25,410	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,763,708
1,775	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	227,892
3,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	426,026
2,220	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	252,880
		$6,965,261
Insured-Transportation — 17.9%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,018,540
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	976,010
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	2,263,597
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	2,191,445
		$7,449,592
Insured-Utilities — 7.0%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,914,470
		$2,914,470
Insured-Water and Sewer — 0.3%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$149,333
		$149,333
Insured-Water Revenue — 3.3%
$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,357,462
		$1,357,462

Private Education — 7.1%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,937,300
		$2,937,300
Senior Living/Life Care — 1.1%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$184,928
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	267,504
		$452,432
Transportation — 2.4%
$1,010	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,015,323
		$1,015,323
Total Tax-Exempt Investments — 178.3% (identified cost $74,900,423)		$74,097,114
Other Assets, Less Liabilities — (15.7)%		$(6,541,232)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.6)%		$(26,007,324)
Net Assets Applicable to Common Shares— 100.0%		$41,548,558

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 87.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 25.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	105 U.S. Treasury Bond	Short	$(11,837,824)	$(12,137,344)	$(299,520)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,450,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$2,823
Morgan Stanley Capital Services, Inc.	1,050,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(71,177)
					$(68,354)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,413,290
Gross unrealized appreciation	$1,141,779
Gross unrealized depreciation	(2,017,955)
Net unrealized depreciation	$(876,176)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008